Supplement to the

Fidelity® Michigan Municipal Income Fund (FMHTX) and Fidelity Michigan Municipal Money Market Fund (FMIXX) Funds of Fidelity Municipal Trust and Fidelity Municipal Trust II

STATEMENT OF ADDITIONAL INFORMATION

March 1, 2014

The following information replaces similar information found in the "Trustees and Officers" section on page 44.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in each fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Abigail P. Johnson	James C. Curvey
Fidelity Michigan Municipal Income Fund	none	none
Fidelity Michigan Municipal Money Market Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Elizabeth S. Acton	Albert R. Gamper, Jr.	Robert F. Gartland	Arthur E. Johnson
Fidelity Michigan Municipal Income Fund	none	none	none	none
Fidelity Michigan Municipal Money Market Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
DOLLAR RANGE OF FUND SHARES	Michael E. Kenneally	James H. Keyes	Marie L. Knowles	Kenneth L. Wolfe
Fidelity Michigan Municipal Income Fund	none	none	none	none
Fidelity Michigan Municipal Money Market Fund	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	over $100,000	over $100,000	over $100,000
MIS-MIFB-14-01  December 16, 2014
1.476056.129